AHOY	Newday Ocean Health ETF
listed on NYSE Arca, Inc.

Supplement dated June 6, 2024

to the Summary Prospectus dated December 22, 2023

Change in Portfolio Manager

Effective immediately, Shireen Eddleblute is removed as a portfolio manager. All references to Ms. Eddleblute are hereby removed from the Summary Prospectus.

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Please retain this Supplement for future reference.